Note 10 - Stock Options and Warrants (Detail) - Vested and Exercisable Options (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012	Mar. 31, 2012
Exercisable/Vested Options Outstanding	4,135,000	3,020,000	1,000,000	1,000,000	885,000	485,000
Weighted Average Exercise Price (in Dollars per share)	$ 0.164	$ 0.189	$ 0.325	$ 0.325	$ 0.190	$ 0.254
Weighted Average Remaining Contractual Life (Years)	6 years 255 days	5 years	6 years 6 months	7 years 6 months